UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT	Nuveen Mortgage Opportunity Term Fund 2 Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 133.2% (94.7% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 121.6% (89.4% of Total Investments)

$925	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.277%	9/15/34	BB–	$926,735
389	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	388,950
133	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	AA	132,926
316	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	310,285
419	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	372,091
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	857,275
1,143	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.325%	2/20/47	CCC	1,112,606
362	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	360,038
975	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	909,527
1,502	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.396%	3/25/37	Caa3	1,474,455
675	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	542,038
901	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.496%	5/25/37	B3	865,221
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	181,296
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	245,660
685	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	579,489
78	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	3.893%	3/25/36	Caa2	74,518
87	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	4.163%	8/25/35	Caa2	79,244
243	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	4.158%	7/25/37	Caa2	243,893
621	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	621,038
355	COLT 2018-3 Mortgage Loan Trust, Series COLT 2018-3, 144A	4.283%	10/26/48	BBB	354,994
190	Commercial Mortgage Pass Through Certificates 2012-CR3, 144A	4.914%	10/15/45	A–	181,207
970	Commercial Mortgage Pass Through Certificates Series CR5 A4, 144A	4.464%	12/10/45	Baa3	918,265
950	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.399%	7/10/45	BBB–	817,787
350	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	331,336
990	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	705,392
967	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.356%	8/25/37	Caa2	886,822
967	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.652%	3/20/36	Caa3	902,072
810	Countrywide Home Loans Mortgage Pass Through Certificates, Series 2005-HYB7	3.392%	11/20/35	Caa3	755,638
661	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	3.604%	9/25/47	N/R	617,999
161	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.997%	5/25/36	N/R	150,271
1,150	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.940%	4/15/50	BBB–	1,032,501
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.502%	8/15/48	BBB–	1,130,847
480	CSMC 2018-RPL8 Trust, Series CSMC 2018-RPL8, 144A	4.125%	7/25/58	N/R	478,259
342	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	7.116%	11/25/24	A2	391,206

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,300	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	8.116%	10/25/28	BB	$1,506,723
444	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.416%	8/25/30	B	449,727
1,235	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.766%	12/25/30	B	1,263,578
500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.216%	10/25/29	B1	538,414
675	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.766%	7/25/29	BB–	736,899
930	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.966%	10/25/30	N/R	943,231
825	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.466%	10/25/23	BBB	948,883
564	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	Aaa	472,318
634	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.766%	4/25/28	BB–	720,141
417	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.916%	4/25/28	BB–	484,494
1,025	Fannie Mae, Connecticut Avenue Securities s, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	1/25/29	Ba1	1,156,283
396	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.516%	2/25/25	BB	436,448
471	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	6.766%	2/25/25	BBB	510,220
141	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	7/25/25	B	161,401
752	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	7/25/25	BB+	839,382
878	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.966%	1/25/29	N/R	1,170,992
717	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	1/25/29	BB–	802,573
1,200	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	4/25/29	BB–	1,370,873
484	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.716%	5/25/29	N/R	603,339
1,910	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.716%	9/25/29	N/R	2,236,350
475	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	5.066%	11/25/29	B	500,385
1,446	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.266%	11/25/29	N/R	1,650,308
810	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.220% spread), (3)	4.416%	1/25/30	B1	834,755
1,110	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.816%	1/25/30	N/R	1,173,796
1,075	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.866%	9/25/29	B	1,185,717
1,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.366%	2/25/30	N/R	1,355,252
1,000	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	2/25/30	N/R	1,089,806
670	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	5/25/30	N/R	720,247
535	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.716%	5/25/30	B	552,636
1,236	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.216%	5/25/30	N/R	1,322,873
757	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	618,386
398	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	325,480
696	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	4.103%	9/25/35	Caa2	666,874

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$5,230	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	$615,110
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series K720, 144A	3.507%	7/25/22	Baa3	1,136,530
965	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	949,379
1,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, 144A	4.081%	8/25/47	A3	1,157,573
600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	A3	607,264
935	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K44, 144A	3.809%	1/25/48	BBB–	878,621
385	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K714, 144A	3.981%	1/25/47	Baa1	385,066
373	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	356,992
384	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	363,820
270	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	266,184
390	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K68, 144A	3.976%	10/25/49	Baa2	362,007
290	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	279,149
515	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	491,014
320	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	294,115
265	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	246,454
578	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.364%	3/25/27	N/R	592,127
415	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF33, 144A	4.117%	12/25/50	BBB–	385,233
438	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.664%	6/25/27	N/R	447,898
640	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.814%	11/25/27	N/R	655,584
1,302	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	Aaa	187,096
2,000	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	Aaa	280,556
1,560	Freddie Mac Multifamily Structured Pass Through Certificates, Series FHMS K080, (I/O)	2.266%	8/25/45	Aaa	265,022
5,375	Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, (I/O)	1.812%	11/25/40	Aaa	351,572
7,001	Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	474,187
5,015	Freddie Mac Multifamily Structured Pass Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	369,319
3,975	Freddie Mac Multifamily Structured Pass Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	403,060
5,588	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	490,754
1,245	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	178,401
1,943	Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	289,239
10,374	Freddie Mac Multifamily Structured Pass Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	380,163
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	Aaa	79,915

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$4,579	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	$221,332
225	Freddie Mac MultiFamily Trust, Structured Pass Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A+	222,029
1,138	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.516%	9/25/30	B	1,152,124
1,125	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.866%	12/25/29	B	1,180,542
1,275	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.116%	4/25/29	B+	1,441,518
1,155	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.566%	9/25/30	N/R	1,185,032
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	66,088
1,293	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	1,276,693
265	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	248,715
330	FREMF 2018-K731 Mortgage Trust, 144A	3.909%	2/25/25	BBB	318,957
675	FREMF 2018-K732 Mortgage Trust, 144A	4.193%	5/25/25	Baa3	638,700
575	FREMF Mortgage Trust, 144A	4.428%	11/25/44	N/R	572,735
655	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	652,815
670	General Electric Co, Series GSMS 2018-3PCK, 144A, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.400%	9/15/21	AA–	669,999
525	Ginnie Mae Mortgage Pool	3.000%	11/20/41	Aaa	473,458
465	Ginnie Mae Mortgage Pool	2.500%	9/20/42	Aaa	395,526
205	Ginnie Mae Mortgage Pool	3.500%	8/16/43	Aaa	196,967
750	Ginnie Mae Mortgage Pool	3.500%	8/20/44	Aaa	709,206
750	Ginnie Mae Mortgage Pool	3.000%	9/20/44	Aaa	680,002
250	Ginnie Mae Mortgage Pool	3.000%	3/20/44	Aaa	222,085
106	Ginnie Mae Mortgage Pool	3.000%	2/16/40	Aaa	96,252
100	Ginnie Mae Mortgage Pool	3.000%	1/20/40	Aaa	90,426
3,053	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	273,405
674	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	604,586
498	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.805%	4/19/36	Caa3	463,075
928	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.666%	8/25/37	B1	880,455
375	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.958%	7/15/32	N/R	376,051
206	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.811%	3/25/47	D	188,120
701	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	574,064
775	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	612,273
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.108%	1/10/47	A3	520,285
255	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	34,172
190	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.845%	5/25/37	D	168,019
465	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.750%	7/25/37	Caa2	427,858
663	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.596%	5/25/37	Ca	616,064
820	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.883%	8/25/35	Caa3	740,556
1,044	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.717%	11/25/35	Caa3	1,014,485
159	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.906%	6/25/36	Ca	150,019
496	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.182%	3/25/36	Ca	457,955
385	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	379,898
305	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.222%	12/15/49	BBB–	253,032
1,188	JPMorgan Alternative Loan Trust, (1-Month LIBOR reference rate + 0.460% spread), (3)	2.676%	3/25/36	CCC	1,163,892
190	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	150,063
505	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.586%	8/15/46	Baa3	504,505

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$534	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	4.008%	10/25/36	Caa2	$494,283
253	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	4.084%	6/25/36	Caa2	241,734
1,027	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.806%	2/01/23	N/R	1,030,051
376	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	4.006%	9/01/22	N/R	376,515
345	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	4.049%	10/01/22	N/R	346,976
306	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.906%	11/01/22	N/R	308,104
710	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.870%	8/25/36	Caa2	692,586
710	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.971%	6/25/37	N/R	578,830
1,075	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	1,063,603
314	Mill City Mortgage Loan Trust 2018-1, Series MCMLT 2018-1, 144A	3.250%	5/25/62	AAA	310,090
700	Mill City Mortgage Loan Trust 2018-3, Series MCMLT 2018-3, 144A	3.500%	8/25/58	Aaa	692,770
275	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.108%	11/15/34	Ba3	275,687
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.304%	10/12/52	C	62,256
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.304%	10/12/52	C	27,560
445	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	364,637
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.758%	11/15/34	B3	1,530,718
1,480	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	1,350,975
133	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.785%	3/25/36	Caa3	114,471
1,075	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	935,968
49	Mortgage IT Trust 2005-3, (1-Month LIBOR reference rate + 0.600% spread), (3)	2.816%	8/25/35	A+	48,124
624	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.416%	4/25/36	Ca	553,806
139	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	136,635
308	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	303,632
472	Opteum Mortgage Acceptance Corporation, Asset backed Pass Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.516%	4/25/36	CCC	454,339
676	PRPM 2018-2 LLC, Series PRPM 2018-2A, 144A	4.000%	8/25/23	N/R	671,039
1,058	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.534%	9/25/35	Caa3	931,414
632	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	607,675
834	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	775,919
580	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.701%	1/25/36	Caa3	523,313
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.506%	2/25/36	Aaa	2,198,535

837	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.738%	2/20/47	N/R	778,637
70	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.966%	4/25/43	N/R	73,062

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,516	Structured Adjustable Rate Mortgage Loan Pass Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.406%	7/25/37	CCC	$1,464,538
1,042	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	11/25/23	BB	1,162,106
637	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.416%	10/25/27	N/R	854,228
629	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.716%	5/25/28	N/R	849,357
337	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.116%	7/25/28	AA	344,977
1,292	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.766%	7/25/28	BBB–	1,563,018
250	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	6.016%	3/25/29	BB–	281,462
1,084	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.966%	9/25/28	A	1,106,221
1,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.366%	11/25/28	Ba1	1,512,179
675	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	6.066%	3/25/29	BB–	765,758
808	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	11.216%	3/25/29	N/R	969,009
615	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.966%	4/25/29	N/R	737,386
469	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.466%	10/25/29	N/R	542,003
400	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.666%	10/25/29	BB–	440,869
570	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.366%	10/25/29	N/R	668,645
850	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.716%	3/25/30	B+	889,429
525	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.766%	8/25/29	B1	577,752
575	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	8/25/29	N/R	656,214
1,105	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.966%	12/25/29	N/R	1,237,443
249	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.966%	8/25/29	N/R	290,499
1,125	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.566%	4/25/30	B1	1,161,227
250	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	4/25/30	N/R	275,782
676	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.966%	10/25/24	N/R	749,767
275	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.716%	12/25/42	N/R	261,787
697	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.684%	2/25/37	N/R	580,999
380	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	365,354
295	Towd Point Mortgage Trust 2018-5, Series TPMT 2018-5, 144A	3.250%	8/25/58	AAA	288,858
477	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	472,634
696	Vericrest Opportunity Loan Transferee, 144A	3.250%	6/25/47	N/R	691,036
805	Vericrest Opportunity Loan Transferee, Series 2017-NP10, 144A	4.625%	10/25/47	N/R	797,079
1,020	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	1,001,618
254	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	252,460
956	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	951,046
1,505	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	1,502,910
685	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	681,784
193	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	190,526
675	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	662,770
1,026	Wachovia Commercial Mortgage Trust, Pass Through Certificates, Series 2005-C21, 144A	5.408%	10/15/44	Ca	337,864

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$306	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.075%	11/25/36	D	$291,816
378	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.893%	1/25/37	N/R	356,152
1,077	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.567%	12/25/46	Caa3	973,687
321	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.376%	2/25/37	Caa3	254,005
505	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.825%	7/25/46	Caa3	485,966
650	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	623,768
690	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.694%	9/15/58	BBB–	647,562
1,440	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.237%	5/15/48	BBB–	1,348,576
215	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	177,139
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	595,434
$201,118	Total Mortgage-Backed Securities (cost $138,897,201)				139,510,745

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 11.6% (8.3% of Total Investments)

$465	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.379%	10/15/28	Baa3	$468,768
780	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.898%	4/20/28	BBB–	773,403
445	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	445,001
400	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.436%	7/17/26	Baa3	400,051
680	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.660%	11/23/25	BBB–	680,146
675	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.038%	7/27/31	BBB–	671,929
625	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.497%	7/22/26	Baa3	625,102
750	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.835%	1/25/31	BBB–	741,865
270	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.839%	4/15/26	Baa2	270,028
1,005	OneMain Direct Auto Receivables Trust 2018-1, Series ODART 2018-1A, 144A	3.850%	10/14/25	A	1,007,736
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	1,192,942
251	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	250,620
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.836%	7/17/26	Baa3	235,029
1,600	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	1,617,389
115	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	113,053
445	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BBB–	450,832
254	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	253,685
665	Voya CLO 2013-3 Ltd, Series INGIM 2013-3A, 144A, (3-Month LIBOR reference rate + 2.250% spread), (3)	4.588%	10/18/31	A	665,000
750	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	756,482
650	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	658,776
1,065	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	1,057,403
$13,321	Total Asset-Backed Securities (cost $13,408,409)				13,335,240
	Total Long-Term Investments (cost $152,305,610)				152,845,985

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 7.4% (5.3% of Total Investments)

	REPURCHASE AGREEMENTS – 4.4% (3.1% of Total Investments)

$5,026	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $5,026,820, collateralized by $4,745,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $5,127,950	1.050%	10/01/18	N/A	$5,026,380

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.0% (2.2% of Total Investments)

3,522	U.S. Treasury Bills	0.000%	10/04/18	Aaa	3,521,403
$8,548	Total Short-Term Investments (cost $8,547,814)				8,547,783
	Total Investments (cost $160,853,424) – 140.6%				161,393,768
	Borrowings – (40.2)% (4), (5)				(46,200,000)
	Other Assets Less Liabilities – (0.4)% (6)				(418,371)
	Net Assets – 100%				$114,775,397

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(32)	12/18	$(3,841,329)	$(3,801,000)	$40,329	$(1,000)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$139,510,745	$—	$139,510,745
Asset-Backed Securities	—	13,335,240	—	13,335,240

Short-Term Investments:
Repurchase Agreements	—	5,026,380	—	5,026,380
U.S. Government and Agency Obligations	—	3,521,403	—	3,521,403

Investments in Derivatives:
Futures Contracts*	40,329	—	—	40,329
Total	$40,329	$161,393,768	$—	$161,434,097
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$159,097,831
Gross unrealized:
Appreciation	$5,684,737
Depreciation	(3,388,800)
Net unrealized appreciation (depreciation) of investments	$2,295,937

Tax cost of futures contracts	$40,329
Net unrealized appreciation (depreciation) on futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 28.6%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018